Average Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
	Mar. 01, 2025
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.86%
Since Inception	2.31%	[1]
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.75%
Since Inception	1.00%	[1]
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.93%
Since Inception	1.21%	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Since Inception	(2.35%)
IXW3Z
Average Annual Return:
Past 1 year	4.69%
Since Inception	2.31%

[1]	A From August 13, 2021 .